Income Taxes (Details) - Schedule of net loss (income) before tax on income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Net Loss Income Before Tax On Income Abstract
Domestic (Israel)	$ 33,100	$ 27,089	$ 9,322
Foreign	642	175	(598)
Total	$ 33,742	$ 27,264	$ 8,724